Cover	Jun. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 05, 2026
Entity File Number	001-43324
Entity Registrant Name	LONG TABLE GROWTH CORP.
Entity Central Index Key	0002104177
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	8400 Westchester Drive
Entity Address, Address Line Two	Suite 212
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75225
City Area Code	469
Local Phone Number	619-7399
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	LTGRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	LTGR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	LTGRW
Security Exchange Name	NASDAQ